Share-based payments	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
As disclosed in Note 4, following the Spin-off, the Company offered to certain directors, executive officers, employees, and external consultants, providing services similar to those rendered by employees, to participate in one of the three different share-based payment plans to receive restricted shares, share options, or RSUs.
11.1Restricted shares
Following the Spin-off, the Company granted restricted shares to certain directors, executive officers, employees, and external consultants for services provided to the Group. These beneficiaries received a right to purchase restricted ordinary shares for a purchase price at grant date set at the nominal value of CHF 0.05 (USD 0.05) per share. The cost of equity-settled transactions is determined by reference to the difference between the fair value of the restricted ordinary shares at the grant date and the acquisition price. The restricted shares under the 2019 RSPA generally vest in quarterly increments over a four-year period and restricted shares under the 2020 RSPA generally vest in monthly increments over three-year or four-year period, depending on the terms and conditions of the individual agreements. However, for certain beneficiaries, the restricted shares partially cliff-vest on the first anniversary of the grant date, with the remaining awards vesting in quarterly or monthly installments, as applicable, over a two-year to three-year period thereafter. The cost is expensed over the vesting period.
No restricted shares were granted during 2021. During 2020, 2,536,600 restricted shares (2019: 362,000 restricted shares) were granted at an average fair value of USD 4.47 (2019: USD 5.65 per share), of which none were forfeited during the period (2019: 1,875 shares were forfeited by one beneficiary who did not meet the service condition and were repurchased by the Company at the nominal value of CHF 0.05 (USD 0.05) per share).
The total expense of USD 5,311 thousand was recognized during 2021 (2020: USD 4,495 thousand) (2019: USD 497 thousand), of which USD 1,419 thousand within research and development expense (2020: USD 955 thousand) (2019: USD 160 thousand) and USD 3,892 thousand was recognized within general and administrative expenses (2020: USD 3,540 thousand) (2019: USD 337 thousand), with a corresponding credit to equity (accumulated losses).
11.2Share options
Following the Spin-off, the Company granted share options to certain directors, executive officers, employees, and external consultants for services provided to the Group. The share options have an average exercise price of CHF 5.83(USD 5.83) (2020: exercise price of CHF 0.05 (USD 0.05)), which is below the estimated fair value of the Company’s share price on each of the grant dates. Share options have a contractual term of 10 years. The grant date fair value is recognized as expense over the vesting period.
Share options granted under the 2019 Equity Incentive Plan generally vest in quarterly increments over a four-year period and share options granted under the 2021 and 2020 Equity Incentive Plan generally vest in monthly installments over a three or four-year period. However, for certain beneficiaries, the share options either: 1) partially cliff-vest on the first anniversary of the grant date, with the remaining awards vesting in quarterly or monthly installments, as applicable, over a two to three-year period thereafter; or 2) vest within a year from the grant date
During 2021, a total of 2,598,400 share options were granted (2020: 1,193,400 share options) (2019: 501,000 share options). In December 2019, the Company began conversations with several employees as to whether they would be interested in changing their awards from share options to restricted ordinary shares. In January 2020, four employees decided to exchange their share options for restricted ordinary shares, which vest according to the same vesting schedule as included in the relevant share option agreement. All of the underlying share options totaling 431,000 were replaced with restricted ordinary shares. The fair value of the modified instruments was slightly lower than the fair value of the original instruments, both estimated as of the modification date. Therefore, the Company continued to measure the services received based on the grant date fair value of the original instruments.

The assessed fair value at grant date of share options granted is determined using an adjusted form of the Black-Scholes model that takes into account the exercise price and expected price volatility of the underlying share. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the share option is indicative of future trends, which may not necessarily be the actual outcome. The following tables list the inputs to the model used for the three plans for the years ended 31 December 2021, 2020 and 2019, respectively. The weighted-average assumptions used in estimating the fair value of share options with service conditions granted in 2021, 2020 and 2019 were as follows:

	For the year ended December 31,
	2021	2020	2019
Fair value per share	11.78	4.80	5.70
Exercise price	4.90	0.05	0.05
Volatility	65.53%	59.74%	61.47%
Duration	10 years	10 years	10 years
A summary of share option activity for the periods following the Spin-off is presented below.

	2021
	Average exercise price (USD) per share option	Number of options
Options as of January 1, 2021	0.05	1,252,900
Granted during the year	4.90	2,598,400
Exercised during the year	—	—
Replaced with restricted ordinary shares during the year	—	—
Forfeited during the year	0.05	(3,500)
Outstanding as of December 31, 2021	3.32	3,847,800
Vested as of December 31, 2021	3.31	489,715
Exercisable as of December 31, 2021	3.31	489,715

	2020
	Average exercise price (USD) per share option	Number of options
Options as of January 1, 2020	0.05	501,000
Granted during the year	0.05	1,193,400
Exercised during the year	—	—
Replaced with restricted ordinary shares during the year	0.05	(431,000)
Forfeited during the year	0.05	(10,500)
Outstanding as of December 31, 2020	0.05	1,252,900
Vested as of December 31, 2020	0.05	29,250
Exercisable as of December 31, 2020	0.05	29,250

	2019
	Average exercise price (USD) per share option	Number of options
Options as of July 1, 2019	—	—
Granted during the year	0.05	501,000
Exercised during the year	—	—
Forfeited during the year	—	—
Outstanding as of December 31, 2019	0.05	501,000
Vested as of December 31, 2019	0.05	53,375
Exercisable as of December 31, 2019	0.05	53,375
Share options outstanding at the end of the respective periods have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price (CHF)	Share options at December 31, 2021
August 31, 2019	August 31, 2029	0.05	46,000
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
January 31, 2021	January 31, 2031	0.05	5,000
February 28, 2021	February 28, 2031	0.05	40,000
March 31, 2021	March 31, 2031	0.05	60,000
April 30, 2021	April 30, 2031	4.80	1,784,800
May 31, 2021	May 31, 2031	4.80	428,600
June 30, 2021	June 30, 2031	11.66	40,000
September 30, 2021	September 30, 2031	7.73	160,000
September 30, 2021	September 30, 2031	4.80	40,000
December 31, 2021	December 31, 2031	4.91	40,000
Total			3,847,800
Weighted average fair value of options granted during the year (in USD)			11.78
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.17

Grant date	Expiry date	Exercise price (CHF)	Share options at December 31, 2020
August 31, 2019	August 31, 2029	0.05	49,500
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
Total			1,252,900
Weighted average fair value of options granted during the year (in USD)			4.29
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.74

Grant date	Expiry date	Exercise price (CHF)	Share options at December 31, 2019
August 31, 2019	August 31, 2029	0.05	487,000
September 1, 2019	September 1, 2029	0.05	4,000
October 1, 2019	September 1, 2029	0.05	10,000
Total			501,000
Weighted average fair value of options granted during the year (in USD)			5.65
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.67
The total expense of USD 16,347 thousand for the share options was recognized during 2021 (2020: USD 823 thousand) (2019: USD 985 thousand), of which USD 5,720 thousand within research and development expense
(2020: USD 280 thousand) (2019: USD 117 thousand) and USD 10,627 thousand was recognized within general and administrative expenses (2020: USD 543 thousand) (2019: USD 868 thousand), with a corresponding credit to equity (accumulated losses).
11.3Restricted share units
Following the Spin-off, the Company granted RSUs to certain executive officers, employees, and external consultants for services provided to the Group, which are subject to vesting conditions and expiry clauses. RSUs granted have a service vesting condition, which is subject to the occurrence of a liquidity event for vesting to occur. Such liquidity event has been fulfilled as of April 9, 2021 and, as such the corresponding number of restricted share units have been granted according to the vesting schedules. The RSUs vest in quarterly increments over a three or four-year period. The RSUs expire on the tenth anniversary of the grant date (or where the service condition is not satisfied on the date of termination of service). RSUs grant the beneficiary the right to automatically receive one registered ordinary share of the Company upon fulfillment of the vesting conditions. The grant-date fair value is recognized as expense over the vesting period.
During 2021, 486,000 RSUs were granted (2020: 210,000 RSUs) (2019: 74,000 RSUs). Also, during 2021, 56,000 RSUs were forfeited by one beneficiary who did not meet the service condition (2020: 49,500 RSUs were forfeited) (2019: no RSUs were forfeited).

	2021
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2021	234,500	4.60
Granted during the year	486,000	15.00
Vested or expected to vest	(115,531)	8.54
Forfeited during the year	(56,000)	15.55
Non-vested RSUs as of December 31, 2021	548,969	11.86

	2020
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2020	74,000	5.70
Granted during the year	210,000	4.50
Vested or expected to vest	—	—
Forfeited during the year	(49,500)	5.70
Non-vested RSUs as of December 31, 2020	234,500	4.60

	2019
	Restricted share units	Weighted- average grant date fair value
RSUs as of July 1, 2019	—	—
Granted during the year	74,000	5.70
Vested or expected to vest	—	—
Forfeited during the year	—	—
Non-vested RSUs as of December 31, 2019	74,000	5.70
The RSUs include a net settlement feature under which the Company withholds shares in order to settle the employee’s s tax obligations.
The Group is equity-settling the RSUs on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and only issuing the remaining shares on completion of the vesting period. During 2021 59,901 RSUs were equity-settled and an amount of USD 145 was withheld and paid to the taxation authority (2020: no RSUs were equity-settled) (2019: no RSUs were equity-settled).
The total expense of USD 3,238 thousand for the RSUs was recognized during 2021 (2020: USD 127 thousand) (2019: USD 95 thousand), of which USD 571 thousand was recognized within research and development expense (2020: 8) (2019: none) and USD 2,667 thousand within general and administrative expenses (2020: USD 119 thousand) (2019: USD 95 thousand), with a corresponding credit to equity (accumulated losses).
11.4Impact of Spin-off from the Parent Group
During April 2019, THAG established an incentive plan for its employees comprised of share options, restricted shares, and RSUs of THAG, hereafter the 2019 THAG Equity Incentive Plan. Expense allocations for share-based compensation provided by THAG have been made for officers and other shared employees that supported the Apraglutide Business.
The amount recognized in general and administrative expenses prior to the Spin-off date was USD 360 thousand. The offset to this expense was recognized in Net parent investment. Refer to Note 26.3 for further details on related party transactions with the Parent Group.